PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173

713.626.1919
www.invesco.com

December 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to Class A, Class C, Class R, Class R5, Class R6 and Class Y, as applicable, of Invesco Oppenheimer Capital Income Fund, Invesco Oppenheimer Developing Markets Fund and Invesco Oppenheimer Emerging Markets Innovators Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 180 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 180 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 27, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 323-5086 or at Emily.Ast@invesco.com.

Very truly yours,

/s/ Emily Ast

Emily Ast

Senior Counsel